Schedule of Investments (unaudited)
April 30, 2025
iShares® Breakthrough Environmental Solutions ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Consumer Discretionary — 22.9%
AIMA Technology Group Co. Ltd., Class A	1,000	$5,928
BAIC BluePark New Energy Technology Co. Ltd., Class A(a)	5,800	5,907
BorgWarner Inc.	6,596	187,195
Li Auto Inc., Class A(a)	4,000	48,739
Lucid Group Inc., Class A(a)(b)	19,428	48,764
NIO Inc., Class A(a)	11,230	44,981
Rivian Automotive Inc., Class A(a)(b)	5,220	71,305
Seres Group Co. Ltd., Class A, NVS	1,600	28,735
Tesla Inc.(a)	362	102,142
XPeng Inc., Class A(a)	4,700	43,752
Yadea Group Holdings Ltd.(c)	16,000	28,878
Zhejiang Leapmotor Technology Co. Ltd.(a)(c)	6,100	43,653
		659,979
Industrials — 36.9%
Advanced Energy Solution Holding Co. Ltd.	2,000	53,391
Doosan Fuel Cell Co. Ltd.(a)	2,277	24,432
Ecopro HN Co. Ltd.	719	14,144
Goldwind Science & Technology Co. Ltd., Class A	6,200	7,464
Gotion High-tech Co. Ltd., Class A	6,700	19,037
GS Yuasa Corp.	4,800	84,312
Kenmec Mechanical Engineering Co. Ltd.	3,000	5,914
Kurita Water Industries Ltd.	5,700	188,714
Ming Yang Smart Energy Group Ltd., Class A	4,200	5,901
Morgan Advanced Materials PLC	7,050	18,490
NGK Insulators Ltd.	7,500	92,550
Ningbo Deye Technology Co. Ltd., Class A, NVS	2,600	30,888
Nordex SE(a)	2,509	46,977
Siemens Energy AG(a)	1,516	117,010
Vestas Wind Systems A/S	6,235	83,126
Xylem Inc./New York	777	93,683
Yaskawa Electric Corp.	6,900	145,378
Yutong Bus Co. Ltd., Class A	8,700	32,123
		1,063,534
Information Technology — 35.3%
Allegro MicroSystems Inc.(a)	5,909	112,685
Cambricon Technologies Corp. Ltd., Class A(a)	1,600	155,187
Daqo New Energy Corp., ADR(a)	3,031	38,615
Enphase Energy Inc.(a)(b)	2,059	91,811
Everdisplay Optronics Shanghai Co. Ltd., Class A(a)	50,000	14,999
First Solar Inc.(a)	881	110,847
GCL Technology Holdings Ltd.(a)	722,000	73,381
Hangzhou First Applied Material Co. Ltd., Class A	10,568	17,851
Security	Shares	Value
Information Technology (continued)
JA Solar Technology Co. Ltd., Class A	8,080	$10,619
Jinko Solar Co. Ltd., Class A	25,524	19,251
LONGi Green Energy Technology Co. Ltd., Class A	30,100	60,894
Sanken Electric Co. Ltd.(a)	1,000	44,166
Shanghai Aiko Solar Energy Co. Ltd., Class A(a)	4,200	6,074
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	16,600	17,498
Trina Solar Co. Ltd., Class A	5,600	10,099
Universal Display Corp.	1,268	159,299
WONIK IPS Co. Ltd.	1,505	23,974
Xinyi Solar Holdings Ltd.	158,000	52,544
		1,019,794
Materials — 4.0%
Kemira OYJ	5,539	114,292
Utilities — 0.4%
Energy Absolute PCL, NVDR(a)	191,600	12,440
Total Long-Term Investments — 99.5% (Cost: $3,374,861)		2,870,039
Short-Term Securities
Money Market Funds — 6.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(d)(e)(f)	175,662	175,732
Total Short-Term Securities — 6.1% (Cost: $175,727)		175,732
Total Investments — 105.6% (Cost: $3,550,588)		3,045,771
Liabilities in Excess of Other Assets — (5.6)%		(160,718)
Net Assets — 100.0%		$2,885,053

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Breakthrough Environmental Solutions ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$175,734 (a)	$—	$(7)	$5	$175,732	175,662	$2,236 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	—	0 (a)	—	—	—	—	—	8	—
				$(7)	$5	$175,732		$2,244	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Micro Euro STOXX 50 Index	2	06/20/25	$12	$170
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$1,040,764	$1,829,275	$—	$2,870,039
Short-Term Securities
Money Market Funds	175,732	—	—	175,732
	$1,216,496	$1,829,275	$—	$3,045,771

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Breakthrough Environmental Solutions ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$170	$—	$170

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares